Guarantor Financial Information - Additional Information (Details) - Convertible Notes 3.00 % Cash/5..00% PIK Due 2024 - Senior Notes - Subsequent Event	Feb. 24, 2020
Condensed Financial Statements, Captions [Line Items]
Stated interest rate (as a percent)	3.00%
Paid in kind interest rate (as a percent)	5.00%